Share-based payments - Summary of Share-based Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 71,725	R$ 65,901